REAL ESTATE INVESTMENTS - Real Estate Investments Held for Sale (FY) (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
Assets related to real estate investments held for sale:
Real estate investments held for sale, net			$ 24,585,739	$ 0	$ 0
Other assets, net			1,079,361	0	0
Liabilities related to real estate investments held for sale:
Mortgage notes payable related to real estate investments held for sale, net			9,088,438	0	0
Other liabilities, net			801,337	0	$ 0
Disposal Group, Held-for-sale, Not Discontinued Operations
Assets related to real estate investments held for sale:
Land, buildings and improvements			25,675,459
Tenant origination and absorption costs			554,788
Accumulated depreciation and amortization			(1,644,508)
Real estate investments held for sale, net			24,585,739
Other assets, net			1,079,361
Total assets related to real estate investments held for sale:			25,665,100
Liabilities related to real estate investments held for sale:
Mortgage notes payable related to real estate investments held for sale, net			9,088,438
Other liabilities, net			801,337
Total liabilities related to real estate investments held for sale:			9,889,775
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Total revenues	$ 366,673	$ 2,004,279	2,326,058	1,325,265
Interest expense	169,871	554,009	552,246	323,460
Depreciation and amortization	145,695	554,036	737,278	344,708
Other expenses	143,173	414,115	352,280	385,282
Impairment of real estate properties			761,100	0
Total expenses	458,739	11,619,870	2,402,904	1,053,450
Net income (loss)	$ (92,066)	$ (9,615,591)	$ (76,846)	$ 271,815